Prospectus Supplement                                              208583 10/03
dated October 30, 2003 to:
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PUTNAM VISTA FUND
Prospectuses dated November 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio members    Since      Experience
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Kevin M. Divney      2003       1997 - Present       Putnam Management
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Kenneth J. Doerr     2001       2000 - Present       Putnam Management
                                Prior to Nov. 2000   Equinox Capital Management
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Paul E. Marrkand     2003       1987 - Present       Putnam Management
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